UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street, New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:	December 31, 2015

Date of reporting period:	June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
Value Fund, Inc.

Semi-Annual Report
June 30, 2015
(unaudited)

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Results of Special Meeting of Stockholders	18

Investment Management Agreement Approval Disclosure	19

Description of Dividend Reinvestment Plan	21

Proxy Voting and Portfolio Holdings Information	23

Privacy Policy Notice	24

Summary of General Information	27

Stockholder Information	27

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2015 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	59.5
Information Technology	6.8
Financials	5.7
Health Care	5.4
Consumer Discretionary	4.4
Exchange-Traded Funds	3.8
Industrials	3.8
Consumer Staples	3.0
Energy	2.7
Materials	1.2
Telecommunication Services	1.1
Utilities	0.6
Other	2.0

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Morgan Stanley China A Share Fund, Inc.	Closed-End Funds	3.8%
2.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	3.5%
3.	Cohen & Steers Preferred Securities and Income Fund, Inc.	Closed-End Funds	3.2%
4.	Apple Inc.	Information Technology	3.2%
5.	Alpine Global Total Dynamic Dividend Fund	Closed-End Funds	2.6%
6.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	2.5%
7.	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	Closed-End Funds	2.4%
8.	Cohen & Steers Quality Income Realty Fund, Inc.	Closed-End Funds	2.2%
9.	Alpine Global Premier Properties Fund	Closed-End Funds	1.9%
10.	BlackRock Global Opportunities Equity Trust	Closed-End Funds	1.9%

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2015 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 97.97%
CLOSED-END FUNDS — 59.53%
CORE — 6.12%
Adams Express Company (The)	272,029	$3,800,245
Advent/Claymore Enhanced Growth & Income Fund	129,405	1,173,703
Gabelli Equity Trust Inc. (The)	700,701	4,386,388
General American Investors Company, Inc.	79,821	2,780,165
Guggenheim Enhanced Equity Strategy Fund	57,302	969,550
Liberty All-Star Equity Fund	1,008,890	5,801,118
Royce Micro-Cap Trust, Inc.	110,552	1,019,289
Royce Value Trust, Inc.	16,804	231,727
Sprott Focus Trust, Inc.	76,500	541,620
Tri-Continental Corporation	132,379	2,805,111
		23,508,916
CORPORATE DEBT INVESTMENT GRADE-RATED — 0.00%
Cutwater Select Income Fund	1	25

DEVELOPED MARKET — 1.59%
Aberdeen Australia Equity Fund, Inc.	401,670	2,582,738
Aberdeen Israel Fund, Inc.	974	18,048
Aberdeen Singapore Fund, Inc.	41,986	464,365
New Ireland Fund, Inc. (The)	25,720	353,650
Swiss Helvetia Fund, Inc. (The)	230,921	2,701,776
		6,120,577

Description	No. of Shares	Value
EMERGING MARKETS — 6.64%
Aberdeen Chile Fund, Inc.	149,715	$1,065,971
First Trust/Aberdeen Emerging Opportunity Fund	8,103	128,757
JPMorgan China Region Fund, Inc.	19,417	363,680
Morgan Stanley China A Share Fund, Inc.	431,500	14,636,480
Morgan Stanley India Investment Fund, Inc. *	64,166	1,761,998
Templeton Dragon Fund, Inc.	110,887	2,749,998
Templeton Emerging Markets Fund	24,066	350,401
Turkish Investment Fund, Inc. (The)	65,092	645,062
Voya Emerging Markets High Dividend Equity Fund	386,276	3,804,819
		25,507,166
EMERGING MARKETS DEBT — 0.76%
Aberdeen Indonesia Fund, Inc.	2,700	18,981
Global High Income Fund Inc.	202,487	1,719,115
Western Assets Emerging Markets Income Fund, Inc.	111,805	1,199,668
		2,937,764
ENERGY MLP — 5.27%
ClearBridge Energy MLP Fund Inc.	235,726	5,482,987
ClearBridge Energy MLP Opportunity Fund Inc.	285,004	5,335,275
ClearBridge Energy MLP Total Return Fund Inc.	386,985	7,074,086
Nuveen Energy MLP Total Return Fund	143,303	2,360,200
		20,252,548

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2015 (unaudited) (continued)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED — 0.39%
Invesco Value Municipal Income Trust	1	$12
Managed Duration Investment Grade Municipal Fund	482	6,387
MFS Investment Grade Municipal Trust	23,662	220,057
Nuveen Dividend Advantage Municipal Fund 3	68,415	914,024
Nuveen Dividend Advantage Municipal Income Fund	5,155	69,902
Nuveen Quality Municipal Fund, Inc.	5,671	71,568
Nuveen Select Quality Municipal Fund, Inc.	15,440	204,117
		1,486,067
GENERAL BOND — 0.63%
Deutsche Multi-Market Income Trust	218,298	1,770,397
Deutsche Strategic Income Trust	58,024	644,647
		2,415,044
GLOBAL — 6.37%
Alpine Global Dynamic Dividend Fund	229,145	2,268,536
Alpine Global Total Dynamic Dividend Fund	1,151,593	9,949,764
Clough Global Allocation Fund	33,179	489,058
Delaware Enhanced Global Dividend and Income Fund	322,106	3,481,966
GDL Fund (The)	246,684	2,513,710
Gabelli Multimedia Fust Inc. (The)	25,584	234,861
John Hancock Hedged Equity & Income Fund	49,917	796,675

Description	No. of Shares	Value
GLOBAL (continued)
Lazard Global Total Return and Income Fund, Inc.	3,694	$56,814
Lazard World Dividend & Income Fund, Inc.	35,465	413,522
Nuveen Global Value Opportunities Fund	172,862	2,159,046
Voya Infrastructure, Industrials and Materials Fund	95,471	1,395,786
Wells Fargo Advantage Global Dividend Opportunity Fund	99,777	690,457
		24,450,195
GROWTH — 0.27%
Liberty All-Star Growth Fund, Inc.	203,291	1,046,949

HIGH CURRENT YIELD (LEVERAGED) — 1.93%
AllianceBernstein Global High Income Fund, Inc.	112,427	1,351,372
BlackRock Corporate High Yield Fund VI, Inc.	280,109	3,022,376
BlackRock Debt Strategies Fund, Inc.	246,434	892,091
Deutsche High Income Opportunities Fund, Inc.	87,665	1,279,909
First Trust Strategic High Income Fund II	1,151	15,228
Franklin Universal Trust	20,622	133,012
Invesco High Income Trust II	10,684	153,102
MFS Intermediate High Income Fund	11,819	31,438
Neuberger Berman High Yield Strategies Fund Inc.	46,181	544,012
		7,422,540

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2015 (unaudited) (continued)

Description	No. of Shares	Value
HIGH YIELD — 0.09%
Credit Suisse Asset Management Income Fund, Inc.	32,850	$105,120
Western Asset Managed High Income Fund Inc.	49,725	245,641
		350,761
HIGH YIELD MUNICIPAL DEBT — 0.06%
MFS High Income Municipal Trust	48,354	222,912

INCOME & PREFERRED STOCK — 0.20%
LMP Capital and Income Fund Inc.	41,574	626,936
Zweig Total Return Fund, Inc. (The)	11,642	150,647
		777,583
LOAN PARTICIPATION — 0.78%
Nuveen Credit Strategies Income Fund	345,997	2,979,034

NATURAL RESOURCES — 3.79%
BlackRock Resources & Commodities Strategy Trust	1,457,670	13,293,950
First Trust Energy Infrastructure Fund	61,159	1,259,875
		14,553,825
OPTION ARBITRAGE/OPTIONS STRATEGIES — 7.04%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	606,181	9,165,457
BlackRock Global Opportunities Equity Trust	536,753	7,380,354
Eaton Vance Risk-Managed Diversified Equity Income Fund	308,340	3,333,155
Madison Covered Call & Equity Strategy Fund	4,489	35,822

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (continued)
Madison Strategic Sector Premium Fund	23,861	$279,412
Nuveen Nasdaq 100 Dynamic Overwrite Fund	248,959	4,593,294
Voya Global Equity Dividend and Premium Opportunity Fund	258,538	2,112,255
Voya International High Dividend Equity Income Fund	18,070	148,174
		27,047,923
PACIFIC EX JAPAN — 0.63%
Aberdeen Greater China Fund, Inc.	53,382	540,760
Asia Pacific Fund, Inc. (The) *	1,400	17,920
China Fund, Inc. (The)	67,890	1,348,974
Morgan Stanley Thai Fund, Inc.	60,843	504,388
		2,412,042
REAL ESTATE — 12.78%
Alpine Global Premier Properties Fund	1,146,471	7,417,667
CBRE Clarion Global Real Estate Income Fund	1,220,355	9,714,026
Cohen & Steers Preferred Securities and Income Fund, Inc.	713,745	12,483,400
Cohen & Steers Quality Income Realty Fund, Inc.	806,381	8,620,213
Cohen & Steers Total Return Realty Fund, Inc.	158,793	1,930,923
LMP Real Estate Income Fund Inc.	121,833	1,425,446

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2015 (unaudited) (continued)

Description	No. of Shares	Value
REAL ESTATE (continued)
Neuberger Berman Real Estate Securities Income Fund Inc.	931,144	$4,413,623
Nuveen Real Estate Income Fund	65,233	666,029
RMR Real Estate Income Fund	130,445	2,418,449
		49,089,776
SECTOR EQUITY — 1.49%
GAMCO Global Gold, Natural Resources & Income Trust	281,379	1,831,777
GAMCO Natural Resources, Gold & Income Trust by Gabelli	364,444	2,787,997
John Hancock Financial Opportunities Fund	41,016	1,115,635
		5,735,409
U.S. MORTGAGE — 0.03%
First Trust Mortgage Income Fund	8,665	122,176

UTILITY — 2.38%
BlackRock Utility and Infrastructure Trust	65,031	1,180,313
Brookfield Global Listed Infrastructure Income Fund Inc.	24,377	403,196
Cohen & Steers Infrastructure Fund, Inc.	139,845	2,939,542
Duff & Phelps Global Utility Income Fund Inc.	185,214	3,281,992
Gabelli Global Utility & Income Trust (The)	58,745	1,065,047
Macquarie Global Infrastructure Total Return Fund Inc.	10,700	249,738

Description	No. of Shares	Value
UTILITY (continued)
Wells Fargo Advantage Utilities and High Income Fund	2,900	$32,712
		9,152,540
VALUE — 0.29%
First Trust Dividend and Income Fund	1,200	10,164
Gabelli Dividend & Income Trust (The)	52,677	1,096,735
		1,106,899
TOTAL CLOSED-END FUNDS		228,698,671

CONSUMER DISCRETIONARY — 4.38%
Comcast Corporation - Class A	59,013	3,549,042
DIRECTV *	4,000	371,160
Home Depot, Inc. (The)	19,600	2,178,148
Johnson Controls, Inc.	15,500	767,715
Lowe's Companies, Inc.	4,000	267,880
Macy's, Inc.	10,000	674,700
News Corporation - Class B *	1,250	17,800
Time Inc.	1,362	31,340
Time Warner Cable Inc.	4,000	712,680
Time Warner Inc.	22,900	2,001,689
TJX Companies, Inc. (The)	10,000	661,700
Twenty-First Century Fox, Inc.	5,000	161,100
Viacom Inc. - Class B	3,950	255,328
Walt Disney Company (The)	45,200	5,159,128
		16,809,410

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2015 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER STAPLES — 3.00%
Archer-Daniels-Midland Company	16,000	$771,520
Costco Wholesale Corporation	5,000	675,300
CVS Caremark Corporation	28,430	2,981,738
Kraft Foods Group, Inc.	4,000	340,560
Kroger Co. (The)	15,000	1,087,650
Mondelēz International, Inc. - Class A	26,000	1,069,640
Walgreens Boots Alliance, Inc.	10,000	844,400
Wal-Mart Stores, Inc.	52,700	3,738,011
		11,508,819
ENERGY — 2.70%
Chevron Corporation	10,000	964,700
ConocoPhillips	21,974	1,349,423
EOG Resources, Inc.	15,000	1,313,250
Exxon Mobil Corporation	39,936	3,322,675
Halliburton Company	8,000	344,560
Kinder Morgan, Inc.	12,000	460,680
Phillips 66	14,487	1,167,073
Schlumberger Limited	17,000	1,465,230
		10,387,591
EXCHANGE-TRADED FUNDS — 3.76%
iShares Core S&P 500 ETF	35,000	7,252,700
SPDR S&P 500 ETF Trust	35,000	7,204,750
		14,457,450
FINANCIALS — 5.73%
ACE Limitied	4,000	406,720
Allstate Corporation (The)	4,000	259,480
American Express Company	13,000	1,010,360
American International Group, Inc.	8,000	494,560
Ameriprise Financial, Inc.	2,000	249,860
Aon plc	8,500	847,280

Description	No. of Shares	Value
FINANCIALS (continued)
Bank of New York Mellon Corporation (The)	6,000	$251,820
Berkshire Hathaway Inc. - Class B *	11,000	1,497,210
BlackRock, Inc. - Class A	3,500	1,210,930
Capital One Financial Corporation	4,500	395,865
Discover Financial Services	6,500	374,530
Fifth Third Bancorp	11,500	239,430
Franklin Resources, Inc.	5,000	245,150
Intercontinental Exchange, Inc.	1,500	335,415
JPMorgan Chase & Co.	54,132	3,667,984
Marsh & McLennan Companies, Inc.	8,500	481,950
MetLife, Inc.	13,000	727,870
Morgan Stanley	39,000	1,512,810
PNC Financial Services Group, Inc. (The)	8,000	765,200
Prudential Financial, Inc.	10,000	875,200
SunTrust Banks, Inc.	6,000	258,120
Travelers Companies, Inc. (The)	4,000	386,640
Wells Fargo & Company	97,800	5,500,272
		21,994,656
HEALTH CARE — 5.38%
Abbott Laboratories	26,200	1,285,896
AbbVie Inc.	16,200	1,088,478
Aetna Inc.	11,000	1,402,060
Allergan plc *	6,577	1,995,856
Amgen Inc.	17,800	2,732,656
Anthem, Inc.	9,000	1,477,260
Boston Scientific Corporation *	2,000	35,400
Cardinal Health, Inc.	6,000	501,900
Celgene Corporation *	10,000	1,157,350
Cigna Corporation	5,000	810,000

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2015 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE (continued)
Express Scripts Holding Company *	6,000	$533,640
Gilead Sciences, Inc.	14,000	1,639,120
Johnson & Johnson	13,000	1,266,980
McKesson Corporation	4,800	1,079,088
Merck & Company, Inc.	35,267	2,007,750
St. Jude Medical, Inc.	5,000	365,350
Thermo Fisher Scientific Inc.	10,000	1,297,600
		20,676,384
INDUSTRIALS — 3.75%
Boeing Company (The)	6,000	832,320
CSX Corporation	12,000	391,800
Delta Air Lines, Inc.	18,000	739,440
FedEx Corporation	6,000	1,022,400
General Dynamics Corporation	6,000	850,140
General Electric Company	135,000	3,586,950
Honeywell International Inc.	16,000	1,631,520
Illinois Tool Works Inc.	8,000	734,320
Lockheed Martin Corporation	7,000	1,301,300
Norfolk Southern Corporation	3,000	262,080
Northrop Grumman Corporations	2,000	317,260
Precision Castparts Corporation	2,000	399,740
Southwest Airlines Co.	10,000	330,900
Union Pacific Corporation	21,000	2,002,770
		14,402,940
INFORMATION TECHNOLOGY — 6.84%
Apple Inc.	97,300	12,203,853
Cisco Systems, Inc.	70,000	1,922,200
Corning, Inc.	9,000	177,570
Facebook, Inc. *	11,000	943,415
Google Inc. - Class A *	2,000	1,080,080

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (continued)
Google Inc. - Class C *	2,005	$1,043,623
Intel Corporation	66,000	2,007,390
International Business Machines Corporation	7,100	1,154,886
Microsoft Corporation	22,000	971,300
Oracle Corporation	96,272	3,879,762
QUALCOMM Incorporated	14,500	908,135
		26,292,214
MATERIALS — 1.19%
Air Products & Chemicals, Inc.	2,000	273,660
Dow Chemical Company (The)	29,500	1,509,515
Ecolab Inc.	5,500	621,885
LyondellBasell Industries N.V.	7,000	724,640
PPG Industries, Inc.	8,000	917,760
Praxair, Inc.	4,500	537,975
		4,585,435
TELECOMMUNICATION SERVICES — 1.09%
Verizon Communications, Inc.	90,000	4,194,900

UTILITIES — 0.62%
AES Corporation (The)	8,000	106,080
Exelon Corporation	17,000	534,140
NextEra Energy, Inc.	6,000	588,180
PG&E Corporation	12,000	589,200
PPL Corporation	6,000	176,820
Public Service Enterprises Group, Inc.	6,500	255,320
Talen Energy Corporation *	749	12,853
Xcel Energy Inc.	4,000	128,720
		2,391,313
TOTAL EQUITY SECURITIES
(cost - $351,889,329)		376,399,783

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2015 (unaudited) (concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT — 1.50%
MONEY MARKET FUND — 1.50%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $5,749,073)	5,749,073	$5,749,073

TOTAL INVESTMENTS — 99.47%
(cost - $357,638,402)		$382,148,856

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.53%		2,041,155

NET ASSETS — 100.00%		$384,190,011

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2015.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2015 (unaudited)

ASSETS
Investments, at value (cost – $357,638,402) (Notes B and C)	$382,148,856
Receivables:
Investments sold	5,347,849
Dividends	365,608
Prepaid expenses	23,935
Total Assets	387,886,248

LIABILITIES
Payables:
Investments purchased	3,141,227
Investment management fees (Note D)	327,784
Directors’ fees and expenses	33,758
Administration fees (Note D)	23,150
Other accrued expenses	170,318
Total Liabilities	3,696,237

NET ASSETS (applicable to 21,060,843 shares of common stock)	$384,190,011

NET ASSET VALUE PER SHARE ($384,190,011 / 21,060,843)	$18.24

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 21,060,843 shares issued and outstanding (100,000,000 shares authorized)	$21,061
Paid-in capital	359,955,357
Accumulated net realized loss on investments	(296,861)
Net unrealized appreciation in value of investments	24,510,454
Net assets applicable to shares outstanding	384,190,011

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$3,613,310

Expenses:
Investment management fees (Note D)	827,873
Merger expenses	181,685
Administration fees (Note D)	62,090
Directors’ fees and expenses	29,885
Accounting fees	25,079
Legal and audit fees	22,665
Printing	21,456
Custodian fees	20,529
Transfer agent fees	13,901
Insurance	4,911
Stock exchange listing fees	2,780
Miscellaneous	1,631
Total Expenses	1,214,485
Net Investment Income	2,398,825

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	4,950,247
Capital gain distributions from regulated investment companies	444
Net change in unrealized appreciation in value of investments	(6,141,232)
Net realized and unrealized gain/(loss) on investments	(1,190,541)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,208,284

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Years Ended December 31, 2014

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,398,825	$2,581,075
Net realized gain from investments	4,950,691	12,308,473
Net change in unrealized appreciation in value of investments	(6,141,232)	4,601,426

Net increase in net assets resulting from operations	1,208,284	19,490,974

Dividends and distributions to stockholders (Note B):
Net investment income	(2,398,825)	(2,581,075)
Net realized gains	(5,199,632)	(12,356,393)
Return-of-capital	(10,553,782)	(22,273,549)

Total dividends and distributions to stockholders	(18,152,239)	(37,211,017)

Common stock transactions:
Cash in lieu of 0 and 76 fractional shares from the reverse stock split	—	(1,539)
Issuance of 12,780,196 and 0 shares in connection with the merger of Cornerstone Progressive Return Fund	231,186,219	—
Proceeds from 85,930 and 258,745 shares newly issued in reinvestment of dividends and distributions, respectively	1,660,416	5,636,862

Net increase in net assets from common stock transactions	232,846,635	5,635,323

Total increase/(decrease) in net assets	215,902,680	(12,084,720)

NET ASSETS
Beginning of period	168,287,331	180,372,051
End of period	$384,190,011	$168,287,331

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2015		For the Years Ended December 31,*
	(Unaudited)		2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$20.54		$22.72	$22.72	$24.52	$30.20	$32.96
Net investment income #	0.29		0.32	0.40	0.44	0.28	0.24
Net realized and unrealized gain/(loss) on investments	(0.38)		2.10	3.80	2.76	(0.16)	3.04
Net increase in net assets resulting from operations	(0.09)		2.42	4.20	3.20	0.12	3.28

Dividends and distributions to stockholders:
Net investment income	(0.29)		(0.32)	(0.40)	(1.48)	(0.52)	(0.28)
Net realized capital gains	(0.63)		(1.52)	(1.76)	(0.76)	—	—
Return-of-capital	(1.29)		(2.76)	(2.76)	(3.08)	(5.60)	(6.44)
Total dividends and distributions to stockholders	(2.21)		(4.60)	(4.92)	(5.32)	(6.12)	(6.72)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		—	0.72	0.32	0.20	0.52
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.12	0.16
Total common stock transactions	0.00	+	0.00 +	0.72	0.32	0.32	0.68

Net asset value, end of period	$18.24		$20.54	$22.72	$22.72	$24.52	$30.20
Market value, end of period	$20.90		$20.02	$26.40	$24.00	$26.36	$35.36
Total investment return (a)	16.75	%(b)	(6.29)%	36.67%	13.33%	(11.11)%	(10.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$384,190		$168,287	$180,372	$105,704	$88,111	$64,266
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (c)	1.47	%(e)(f)	1.33%	1.33%	1.40%	1.55%	1.73%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (c)	1.47	%(e)(f)	1.33%	1.33%	1.40%	1.55%	1.74%
Ratio of net investment income to average net assets (d)	2.90	%(e)(f)	1.47%	1.69%	1.83%	0.98%	0.77%
Portfolio turnover rate	42.88	%(b)	51.44%	48.46%	40.75%	38.08%	25.28%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investments companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.
(e)	Annualized.
(f)

Includes reorganization costs. Without these costs, ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any, ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any, and ratio of net investment income to average net assets would have been 1.25%, 1.25% and 3.12% for the six months ended June 30, 2015, respectively.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

Reorganization: Pursuant to a plan of merger approved by the stockholders of each of the Fund and Cornerstone Progressive Return Fund (“CFP”), the Fund acquired all of the net assets of CFP ($235,773,269) on June 26, 2015 and is the accounting survivor of the mergers. A total of 16,689,008 shares of beneficial interest of CFP were exchanged for 12,780,196 shares of common stock of the Fund immediately after the closing date. The exchange ratio was 0.765785 shares of CLM for each share of CFP. These mergers qualified as tax-free reorganizations under Section 368(a)(1)(C) of the Internal Revenue Code. CFP’s net assets included $4,587,047 of net unrealized appreciation on investments and $2,637,728 of accumulated net realized gain on investments. The aggregate net assets of the Fund prior to the merger totaled $152,222,319 and following the mergers the combined net assets of the Fund totaled $387,995,588.

Because the combined entities have been managed as a single integrated entity since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of CFP that have been included in the Fund’s Statement of Operations since June 26, 2015.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2015, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2015, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2015, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2011 through 2014, and for the six months ended June 30, 2015. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$376,399,783	$—
Short-Term Investments	5,749,073	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$382,148,856	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2015 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2015.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient. The ASU is essentially effective for public entities beginning in 2016 and for all other entities beginning in 2017, but earlier application is permitted. Although still evaluating the potential impacts of ASU 2015-07 to the Fund, the Investment Manager does not expect the adoption of the ASU to have an effect on the Fund.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2015, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2015, Cornerstone earned $827,873 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the six months ended June 30, 2015, AFS earned $62,090 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2015, purchases and sales of securities, other than short-term investments, were $296,924,953 and $82,347,282, respectively.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 21,060,843 shares issued and outstanding at June 30, 2015. Transactions in common stock for the six months ended June 30, 2015 were as follows:

Shares at beginning of period	8,194,717
Shares newly issued in reinvestment of dividends and distributions	85,930
Shares issued from the merger of CFP with and into CLM	12,780,196
Shares at end of period	21,060,843

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2014 for the Fund was ordinary income of $6,774,673, long-term capital gains of $8,162,795 and return of capital of $22,273,549.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2015:

Cost of portfolio investments	$357,908,383
Gross unrealized appreciation	$40,484,605
Gross unrealized depreciation	(16,244,132)
Net unrealized appreciation	$24,240,473

Results of Special Meeting of Stockholders (unaudited)

On May 29, 2015, a Special Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon based on 8,228,537 shares of common stock outstanding on April 10, 2015:

(1)

To approve a Merger Agreement and Plan of Reorganization (the “CFP Plan” or “CFP Merger Agreement”), whereby Cornerstone Progressive Return Fund (“CFP”) will merge with and into Cornerstone Strategic Value Fund, Inc. (“CLM”) in accordance with the Maryland General Corporation Law and the Delaware Statutory Trust Act.

For	Withhold	Broker Non-Votes
4,188,316	77,715	303,647

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Strategic Value Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 13, 2015.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 13, 2015. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of the investment management personnel. The Board determined that the Agreement is consistent with the best interests

Investment Management Agreement Approval Disclosure (unaudited)

of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no

Description of Dividend Reinvestment Plan (unaudited) (concluded)

event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2015 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Strategic Value Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?

To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?

We collect your personal information, for example, when you:

● open an account

● provide account information

● give us your contact information

● make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

Questions?	Call (866) 668-6558

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 1, 2015

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	September 1, 2015

* Print the name and title of each signing officer under his or her signature.